Long-term Investments - Equity Method Investments - Additional Information (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) item $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Equity method investments
Share of loss recognized		¥ 1,395,234	¥ 7,850	$ 1,128
Brilent Inc. ("Brilent")
Equity method investments
Share of loss recognized		1,395,234	0		¥ 0
Impairment loss		¥ 4,757,972
Equity method investments			¥ 0		¥ 0
Brilent Inc. ("Brilent") | ATA BVI
Equity method investments
Percentage of equity interest	15.47%
Number of board seat held | item	1
Total number of board seat | item	6
Brilent Inc. ("Brilent") | ATA BVI | Preferred Shares
Equity method investments
Number of shares purchased | shares	2,156,721
Purchase price (USD per share) | $ / shares	$ 0.6955
Total consideration | $	$ 1,500,000